Share-Based Compensation (Summary of Vested and Nonvested Awards) (Details) - 2011 Equity Incentive Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Stock Option [Member]
Vested
Number of units outstanding, Vested (in shares) | shares	540,331
Weighted-average fair value per unit, Vested (in dollars per share) | $ / shares	$ 4.58
Total grant-date fair value of the plan, Vested	$ 2,476
Weighted-average accumulated percentage of service, Vested (as a percent)	100.00%
Stock-based compensation recognized in Additional paid-in capital, vested	$ 2,476
Non-Vested
Number of units outstanding, Non-vested (in shares) | shares	94,158
Weighted-average fair market value per unit, Non-vested (in dollars per share) | $ / shares	$ 2.53
Total grant-date fair value of the plan, Non-vested	$ 238
Weighted-average accumulated percentage of service, Non-vested (as a percent)	86.60%
Stock-based compensation recognized in Additional paid-in capital, Non-vested	$ 206
Compensation expense not yet recognized, Non-vested	$ 32
Total
Number of units outstanding, Total (in shares) | shares	634,489
Weighted-average fair market value per unit, Total (in dollars per share) | $ / shares	$ 4.28
Total grant-date fair value of the plan, Total	$ 2,714
Weighted-average accumulated percentage of service, Total (as a percent)	98.80%
Stock-based compensation recognized in Additional paid-in capital	$ 2,682
Compensation expense not yet recognized, Total	$ 32
Restricted Share Units [Member]
Total
Number of units outstanding, Total (in shares) | shares	1,736,845
Weighted-average fair market value per unit, Total (in dollars per share) | $ / shares	$ 6.65
Total grant-date fair value of the plan, Total	$ 11,542
Weighted-average accumulated percentage of service, Total (as a percent)	49.80%
Stock-based compensation recognized in Additional paid-in capital	$ 5,744
Compensation expense not yet recognized, Total	$ 5,798